7. SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
SEGMENT INFORMATION

NOTE 7: SEGMENT INFORMATION

The Company is a fully integrated power company in Argentina, which participates in the electricity and oil and gas value chains.

Through its own activities, subsidiaries and share holdings in joint ventures, and based on the business nature, customer portfolio and risks involved, we were able to identify the following business segments:

Electricity Generation, principally consisting of the Company’s direct and indirect interests in HINISA, HIDISA, Greenwind, CTB, TMB, TJSM and through its own electricity generation activities through thermal plants Güemes, Piedra Buena, Piquirenda, Loma de la Lata, Genelba and Ecoenergía, Pilar, I. White, the Pichi Picún Leufú hydroelectric complex and Pampa Energía I and II wind farms.

Electricity Distribution, consisting of the Company’s direct interest in Edenor. As of December 31, 2020, 2019 and 2018, the Company has classified the results corresponding to the divestment mentioned in Note 5.3.1 as discontinued operations, for each of the years ended December 31, 2020, 2019 and 2018.

Oil and Gas, consisting of the Company’s own interests in oil and gas areas and through its direct interest in PACOSA and indirectly interest in OCP. As of December 31, 2018 the Company has classified the results corresponding to the divestment mentioned in Note 5.3.2 as discontinued operations.

Petrochemicals, comprising of the Company’s own styrenics operations and the catalytic reformer plant operations conducted in Argentine plants.

Holding and Other Business, principally consisting of financial investment transactions, holding activities, interests in the associate Refinor and interests in joint businesses CITELEC and CIESA and their respective subsidiaries, which hold the concession over the high voltage electricity transmission nationwide and over gas transportation in the South of the country, respectively. As of December 31, 2018 includes the results corresponding to the divestment mentioned in Note 5.3.3 as discontinued operations.

The Company manages its operating segment based on its individual net results.

Consolidated profit and loss information for the year ended December 31, 2020	Generation	Distribution of energy	Oil and gas	Petrochemicals	Holding and others	Eliminations	Consolidated
Revenue	559	-	227	265	20	-	1,071
Intersegment revenue	-	-	67	-	-	(67)	-
Cost of sales	(254)	-	(243)	(233)	-	67	(663)
Gross profit	305	-	51	32	20	-	408

Selling expenses	(2)	-	(28)	(8)	-	-	(38)
Administrative expenses	(30)	-	(42)	(3)	(18)	-	(93)
Exploration expenses	-	-	-	-	-	-	-
Other operating income	35	-	9	2	10	-	56
Other operating expenses	(6)	-	(17)	(6)	(7)	-	(36)
Impairment of property, plant and equipment, intangible assets and inventories	(128)	-	-	(11)	-	-	(139)
Share of profit from associates and joint ventures	67	-	(5)	-	23	-	85
Operating income	241	-	(32)	6	28	-	243

Finance income	3	-	7	-	1	(2)	9
Finance costs	(73)	-	(100)	(3)	(3)	2	(177)
Other financial results	1	-	44	5	34	-	84
Financial results, net	(69)	-	(49)	2	32	-	(84)
Profit before income tax	172	-	(81)	8	60	-	159

Income tax	(33)	-	23	(2)	(23)	-	(35)
Profit (loss) for the year from continuing operations	139	-	(58)	6	37	-	124
Loss for the year from discontinued operations	-	(592)	-	-	-	-	(592)
(Loss) profit for the year	139	(592)	(58)	6	37	-	(468)

Depreciation and amortization	95	81	108	2	-	-	286

Consolidated profit and loss information for the year ended December 31, 2020	Generation	Distribution of energy	Oil and gas	Petrochemicals	Holding and others	Eliminations	Consolidated
Total profit (loss) attributable to:
Owners of the company	147	(499)	(58)	6	37	-	(367)
Non - controlling interest	(8)	(93)	-	-	-	-	(101)

Consolidated statement of financial position as of December 31, 2020
Assets	1,595	1,356	1,085	107	832	(85)	4,890
Liabilities	707	1,021	1,174	126	178	(85)	3,121

Net book values of property, plant and equipment	1,015	-	543	19	33	-	1,610

Additional consolidated information as of December 31, 2020
Increases in property, plant and equipment, intangibles assets and right-of-use assets	61	135	41	3	2	-	242

Consolidated profit and loss information for the year ended December 31, 2019	Generation	Distribution of energy	Oil and gas	Petrochemicals	Holding and others	Eliminations	Consolidated
Revenue	819	-	178	321	20	-	1,338
Intersegment revenue	-	-	270	-	-	(270)	-
Cost of sales	(470)	-	(313)	(298)	-	270	(811)
Gross profit (loss)	349	-	135	23	20	-	527

Selling expenses	(3)	-	(12)	(9)	(2)	-	(26)
Administrative expenses	(32)	-	(47)	(4)	(22)	-	(105)
Exploration expenses	-	-	(9)	-	-	-	(9)
Other operating income	58	-	5	5	11	-	79
Other operating expenses	(11)	-	(11)	(9)	(12)	-	(43)
Impairment of property, plant and equipment, intangible assets and inventories	(52)	-	(10)	-	-	-	(62)
Share of profit (loss) from joint ventures and associates	13	-	21	-	67	-	101
Operating income	322	-	72	6	62	-	462

Finance income	2	-	17	-	5	(1)	23
Finance costs	(82)	-	(94)	(8)	(4)	1	(187)
Other financial results	86	-	89	18	(18)	-	175
Financial results, net	6	-	12	10	(17)	-	11
Profit before income tax	328	-	84	16	45	-	473

Income tax	(80)	-	(16)	(5)	231	-	130
Profit for the year from discontinuing operations	248	-	68	11	276	-	603
Profit for the year from discontinued operations	-	197	-	-	-	-	197
Profit for the year	248	197	68	11	276	-	800

Depreciation and amortization	71	79	112	1	-	-	263

Consolidated profit and loss information for the year ended December 31, 2019	Generation	Distribution of energy	Oil and gas	Petrochemicals	Holding and others	Eliminations	Consolidated
Total profit attributable to:
Owners of the company	239	98	68	11	276	-	692
Non - controlling interest	9	99	-	-	-	-	108

Consolidated statement of financial position as of December 31,2019
Assets	1,472	1,480	1,261	136	1,527	(192)	5,684
Liabilities	1,226	1,792	465	122	(160)	(170)	3,275

Net book values of property, plant and equipment	1,152	1,691	612	18	34	-	3,507

Additional consolidated information as of December 31, 2019
Increases in property, plant and equipment	240	173	191	4	3	-	611

Consolidated profit and loss information for the year ended December 31, 2018	Generation	Distribution of energy	Oil and gas	Petrochemicals	Holding and others	Eliminations	Consolidated
Revenue	604	-	458	338	36	-	1,436
Intersegment revenue	2	-	63	-	-	(65)	-
Cost of sales	(273)	-	(287)	(334)	-	63	(831)
Gross profit (loss)	333	-	234	4	36	(2)	605

Selling expenses	(1)	-	(19)	(13)	(4)	-	(37)
Administrative expenses	(41)	-	(56)	(6)	(27)	-	(130)
Exploration expenses	-	-	(1)	-	-	-	(1)
Other operating income	61	-	141	6	15	-	223
Other operating expenses	(17)	-	(114)	(20)	(6)	1	(156)
Impairment of property, plant and equipment	-	-	-	(32)	-	-	(32)
Share of profit (loss) from joint ventures and associates	(11)	-	37	-	92	-	118
Income from the sale of associates	-	-	28	-	-	-	28
Operating income (loss)	324	-	250	(61)	106	(1)	618

Gain on net monetary position	233	-	107	49	12	2	403
Finance income	2	-	15	-	14	(1)	30
Finance costs	(85)	-	(79)	(15)	(6)	1	(184)
Other financial results	(365)	-	(512)	(39)	108	-	(808)
Financial results, net	(215)	-	(469)	(5)	128	2	(559)
Profit (loss) before income tax	109	-	(219)	(66)	234	1	59

Income tax	(3)	-	57	12	(34)	-	32
Profit (loss) for the year from continuing operations	106	-	(162)	(54)	200	1	91
Profit for the year from discontinued operations	-	116	49	-	31	-	196
Profit (loss) for the year	106	116	(113)	(54)	231	1	287

Depreciation and amortization	66	69	92	6	1	-	234

Consolidated profit and loss information for the year ended December 31, 2018	Generation	Distribution of energy	Oil and gas	Petrochemicals	Holding and others	Eliminations	Consolidated
Total profit (loss) attributable to:
Owners of the company	100	61	(115)	(54)	231	1	224
Non - controlling interest	6	55	2	-	-	-	63

Consolidated statement of financial position as of December 31,2018
Assets	1,414	2,133	1,237	153	872	(137)	5,672
Liabilities	1,054	1,241	1,273	198	247	(136)	3,877

Additional consolidated information as of December 31, 2018
Increases in property, plant and equipment	235	227	192	4	7	-	665
Net book values of property, plant and equipment	1,036	1,657	554	15	54	-	3,316

Accounting criteria used by the subsidiaries to measure results, assets and liabilities of the segments is consistent with that used in the Consolidated Financial Statements. Transactions between different segments are conducted under market conditions. Assets and liabilities are allocated based on the segment’s activity.